Revenue and Assets by Geographical Area for Transportation Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Revenues	$ 368,986	$ 305,285
Property and Equipment (net)	219,513	163,950
Goodwill	142,690	125,750	103,300
Transportation
Segment Reporting Information [Line Items]
Revenues	363,865	299,327
Property and Equipment (net)	219,513	163,950
Goodwill	142,690	125,750
Transportation | United States
Segment Reporting Information [Line Items]
Revenues	300,862	240,381
Property and Equipment (net)	167,928	124,932
Goodwill	99,105	80,065
Transportation | Canada
Segment Reporting Information [Line Items]
Revenues	63,003	58,946
Property and Equipment (net)	51,585	39,018
Goodwill	$ 43,585	$ 45,685